Notes Payable - Schedule of Notes Payable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Notes payable	$ 198,811	$ 80,000	$ 80,000
Less current portion	(108,169)	(80,000)	(80,000)
Long term portion	90,642
Note payable [Member]
Short-Term Debt [Line Items]
Notes payable	80,000	80,000	80,000
Less current portion		(80,000)	(80,000)
Long term portion
Vehicle Note 1 [Member]
Short-Term Debt [Line Items]
Notes payable	45,226
Vehicle Note 2 [Member]
Short-Term Debt [Line Items]
Notes payable	$ 73,585